Significant Accounting Policies (Q3) (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Jun. 29, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage		$ 250,000			$ 250,000	$ 250,000
Effective tax rate		2.38%	0.00%	0.00%		1.03%
Statutory tax rate		21.00%			21.00%	21.00%
Warrants issued (in Shares)		17,404,250			17,404,250	17,404,250
Offering costs					$ 7,701,178	$ 7,701,178
Offering costs expenses		$ 258,548			$ 258,548	$ 258,548
Potential shares of common stock (in Shares)		17,404,250	17,404,250	17,404,250	17,404,250	17,404,250
Maturity days					185 days	185 years
Trust Account [Member]
Significant Accounting Policies (Details) [Line Items]
Interest income	$ 8,484
Public Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)					9,487,500	9,487,500
Private Placement Warrants [Member]
Significant Accounting Policies (Details) [Line Items]
Issued warrants (in Shares)					7,347,500	7,347,500
Over-Allotment Option [Member]
Significant Accounting Policies (Details) [Line Items]
Underwriters (in Shares)					569,250	569,250
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Offering costs					$ 7,959,726	$ 7,959,726
Underwriting fees					3,450,000	3,450,000
Representative's shares cost					3,570,576	3,570,576
Representative's warrants cost					259,527	259,527
Other offering costs					$ 679,623	$ 679,623